COMMITMENTS - Bridge Securities Purchase Agreement (Details)		3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 06, 2022 USD ($) instrument $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	May 05, 2023 USD ($)
RELATED PARTY TRANSACTIONS
Number of warrants issued | shares				173,913
Number of shares issuable per warrant | shares		1	1	1
Exercise price | $ / shares		$ 11.50	$ 11.50	$ 11.50
Amount of proceeds received				$ 800,000
Amount of direct cost attributable to the financing			$ 10,000	61,800
Interest expense				125,980
Bridge Warrants
RELATED PARTY TRANSACTIONS
Warrants outstanding	$ 8,552				$ 2,461
Net of offering cost	$ 613				82
Bridge Notes
RELATED PARTY TRANSACTIONS
Interest expense		$ 133,139	399,415
Bridge Securities Purchase Agreement
RELATED PARTY TRANSACTIONS
Number of shares issued | shares	30,000
Amortizable Discount	$ 443,665				175,472
Amount of financing costs	40,811				56,993
Warrants outstanding	284,424				76,102
Net of offering cost	$ 20,376				2,542
Bridge Securities Purchase Agreement | Bridge Warrants
RELATED PARTY TRANSACTIONS
Number of warrants issued | shares	173,913
Number of shares issuable per warrant | shares	1
Exercise price | $ / shares	$ 11.50
Relative value attributed to the Bridge Warrants	$ 9,165				40,130
Relative value attributed to the Bridge Shares	304,800				78,349
Originally issued discount	88,889				$ 50,000
Bridge Securities Purchase Agreement | Bridge Notes
RELATED PARTY TRANSACTIONS
Aggregate principal amount	2,222,222
Amount allocated	$ 888,889
Interest rate (in percent)	10.00%
Percentage of unpaid principal due and payable if PIPE Financing closes in connection with the closing of the Business Combination	110.00%
Percentage of unpaid principal due and payable if PIPE Financing closes in connection with the closing of the Business Combination	10.00%
Number of instruments for which relative fair value basis used | instrument	3
Fair value of derivative issuance	$ 278,404
Amount of proceeds received	738,200
Amount of direct cost attributable to the financing	61,800
Principal due	$ 610,485
Amount net of unamortized debt discount		692,216	692,216	292,800
Amortized debt discount			332,749	104,953
Accrued interest		$ 66,666	66,666	21,027
Interest expense			$ 399,415	$ 125,980
Bridge Securities Purchase Agreement | Bridge Notes | Bridge Warrants
RELATED PARTY TRANSACTIONS
Original issue discount (in percent)	10.00%